Share-based compensation expenses - Additional information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2019 CNY (¥) shares	Jun. 30, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-based compensation expenses
Weighted average remaining contractual years of options outstanding					2 years 11 months 19 days	2 years 11 months 19 days
Share based compensation expenses, unrecognized | ¥					¥ 0
Deemed dividends					28	$ 4,000	¥ 17	¥ 42
Share-based compensation expenses					¥ 4,306	$ 606,000	¥ 6,578	¥ 17,357
Vesting rights for each quarter from first quarter 2018 to fourth quarter 2020 (as a percent)					0.00%	0.00%
2012 Share Plan of RONG 360
Share-based compensation expenses
Vesting rights (as a percentage)					25.00%	25.00%
Term of options					10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					7 years	7 years
Global Share Plan
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares									$ 0.28	$ 0.25	$ 0.24	$ 0.24
Weighted average remaining contractual years of options outstanding					2 years 7 months 20 days	2 years 7 months 20 days	3 years 6 months 18 days	4 years 6 months 7 days	5 years 6 months 10 days
Options exercised (in shares)					39,500	39,500	99,500
Aggregate intrinsic value of options outstanding | $									$ 176,000	$ 22,000	$ 54,000	$ 26,000
Outstanding share options					7,320,830				7,505,477	7,320,830	7,360,330	7,460,250
Deemed dividends | ¥					¥ 0		¥ 0	¥ 0
Term of options					10 years	10 years
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					7 years	7 years
Global Share Plan | Non-platform business
Share-based compensation expenses
Share-based compensation expense reversed | ¥					¥ 0
Global Share Plan | Employees and non-employees
Share-based compensation expenses
Number shares authorized					7,320,830					7,320,830
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.25
Weighted average remaining contractual years of options outstanding					2 years 7 months 20 days	2 years 7 months 20 days
Share options expected to be vested					0					0
Aggregate intrinsic value of options outstanding | $										$ 22,000
Aggregate intrinsic value of options exercisable | $										22,000
Aggregate intrinsic value of options expected to be vested | $										$ 0
Outstanding share options					7,320,830					7,320,830
Global Share Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.44
Weighted average remaining contractual years of options outstanding					3 years 7 months 24 days	3 years 7 months 24 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.44
Weighted average remaining contractual years of options exercisable					3 years 7 months 6 days	3 years 7 months 6 days
Share options expected to be vested					44,774					44,774
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.56
Weighted average remaining contractual years of share options expected to be vested					4 years 9 months	4 years 9 months
Aggregate intrinsic value of options outstanding | $										$ 3,000
Aggregate intrinsic value of options exercisable | $										3,000
Aggregate intrinsic value of options expected to be vested | $										$ 0
Outstanding share options					1,251,302					1,251,302
Options exercisable					1,206,528					1,206,528
Global Share Plan | Group's employees | Non-platform business
Share-based compensation expenses
Outstanding share options					17,409,383					17,409,383
2017 Share Incentive Plan
Share-based compensation expenses
Number shares authorized					36,967,959					36,967,959
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares									$ 0.01	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual years of options outstanding					7 years 21 days	7 years 21 days	7 years 7 months 24 days	8 years 18 days	8 years 3 months
Options exercised (in shares)					268,320	268,320	603,464	50,000
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options exercisable					5 years 10 months 28 days	5 years 10 months 28 days
Share options expected to be vested					14,843,323					14,843,323
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of share options expected to be vested					8 years 8 months 4 days	8 years 8 months 4 days
Aggregate intrinsic value of options outstanding | $									$ 2,688,000	$ 1,442,000	$ 2,255,000	$ 1,056,000
Aggregate intrinsic value of options exercisable | $										843,000
Aggregate intrinsic value of options expected to be vested | $										$ 579,000
Unrecognized share-based compensation expenses | ¥					¥ 2,780
Outstanding share options					36,967,959				18,933,057	36,967,959	32,441,263	25,438,655
Options exercisable					21,608,003					21,608,003
Share-based compensation expenses | ¥					¥ 4,304		¥ 5,628	¥ 14,959
Percentage of maximum number of shares available for issuance	2.00%
Performance obligation not be met		6,214,370
Recognized share-based compensation expense reversed | ¥		¥ 96,831
Fair value of modified performance conditions of shares options		6,214,370
Aggregate grant date fair value of modified option | ¥		¥ 25,838
Incremental value as share-based compensation expenses for vested awards | ¥		¥ 17,225		¥ 3,934
2017 Share Incentive Plan | Employees
Share-based compensation expenses
Vesting rights (as a percentage)	25.00%
Vesting rights immediately on vesting commencement date (as a percentage)	25.00%
2017 Share Incentive Plan | Non-employees
Share-based compensation expenses
Vesting rights (as a percentage)					33.00%	33.00%
Vesting rights immediately on vesting commencement date (as a percentage)					25.00%	25.00%
Term of options	10 years
2017 Share Incentive Plan | Non-employees | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					1 year	1 year
2017 Share Incentive Plan | Non-employees | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition					4 years	4 years
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business
Share-based compensation expenses
Weighted average exercise price of options outstanding (in dollars per share) | $ / shares										$ 0.01
Weighted average remaining contractual years of options outstanding					6 years 2 months 12 days	6 years 2 months 12 days
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares										0.01
Weighted average remaining contractual years of options exercisable					5 years 7 months 9 days	5 years 7 months 9 days
Weighted average exercise price of share options expected to be vested (in dollars per share) | $ / shares										$ 0.01
Deemed dividends | ¥					¥ 28		¥ 17	¥ 42
2017 Share Incentive Plan | Employees of the Group's related parties for non-platform business | Non-platform business
Share-based compensation expenses
Number shares authorized					913,095					913,095
Share options expected to be vested					202,305					202,305
Weighted average remaining contractual years of share options expected to be vested					7 years 7 months 2 days	7 years 7 months 2 days
Aggregate intrinsic value of options outstanding | $										$ 36,000
Aggregate intrinsic value of options exercisable | $										27,000
Aggregate intrinsic value of options expected to be vested | $										$ 8,000
Options exercisable					696,220					696,220
Amendment No. 1 to the Global Share Plan | Minimum
Share-based compensation expenses
Term of options			10 years
Amendment No. 1 to the Global Share Plan | Maximum
Share-based compensation expenses
Term of options			12 years